Shareholder Report, Line Graph (Details) 189630_FMI Common Stock Fund_Investor Class_TSR SemiAnnual {Investor Class} - USD ($)											6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 25,604	$ 26,149	$ 20,671	$ 19,500	$ 17,600	$ 10,774	$ 13,639	$ 12,936	$ 11,801	$ 10,000	$ 27,229
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Index
Accumulated Value	20,409	21,260	17,760	20,092	21,326	10,945	14,399	14,110	12,622	10,000	$ 25,659
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Value Index
Accumulated Value	$ 19,542	$ 20,172	$ 16,987	$ 19,515	$ 18,888	$ 9,585	$ 13,624	$ 13,600	$ 12,937	$ 10,000	$ 25,032